General_Unconsolidated companies with more than 50 Percent ownership interests (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Golden Bridge NHN Online Private Equity Investment
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Golden Bridge NHN Online Private Equity Investment	Golden Bridge NHN Online Private Equity Investment
Location		Korea	Korea
Main business		Securities Investment	Securities Investment
Percentage of ownership		60.00%	60.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
Mirae Asset Maps Clean Water Private Equity Investment Trust Seventh
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Mirae Asset Maps Clean Water Private Equity Investment Trust 7th	Mirae Asset Maps Clean Water Private Equity Investment Trust 7th
Location		Korea	Korea
Main business		Securities Investment	Securities Investment
Percentage of ownership		59.70%	59.70%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
Hana Walmart Real Estate Investment Trust 41-1
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Hana Walmart Real Estate Investment Trust 41-1
Location		Korea
Main business		Securities Investment
Percentage of ownership		90.10%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
IGIS Global Private Placement Real Estate Fund No. 148-1
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	IGIS Global Private Placement Real Estate Fund No. 148-1
Location		Korea
Main business		Securities Investment
Percentage of ownership		75.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
IGIS Global Private Placement Real Estate Fund No. 148-2
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	IGIS Global Private Placement Real Estate Fund No. 148-2
Location		Korea
Main business		Securities Investment
Percentage of ownership		75.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
Kiwoom Yonsei Private Equity Investment Trust
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Kiwoom Yonsei Private Equity Investment Trust	Kiwoom Yonsei Private Equity Investment Trust
Location		Korea	Korea
Main business		Securities Investment	Securities Investment
Percentage of ownership		88.90%	88.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control		The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
Kiwoom Frontier Professional Investment Private Fund 6 (Bond)
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[2]		Kiwoom Frontier Professional Investment Private Fund 6 (Bond)
Location			Korea
Main business			Securities Investment
Percentage of ownership			50.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control			The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.

[1]	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
[2]	Due to redemption of the fund during 2017, the fund was excluded from the list as of December 31, 2017 above.